INTANGIBLE ASSETS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Amortization of Intangible Assets	$ 932	$ 925	$ 2,807	$ 2,751	$ 3,682	$ 3,630